Government Loan Payable (Details Narrative) $ in Thousands	12 Months Ended
Apr. 30, 2023 CAD ($)
Disclosure Of Government Grants Explanatory [Line Items]
Government grant explanatory	$ 40
Canadian Emergency Business Account Program [Member]
Disclosure Of Government Grants Explanatory [Line Items]
Description of nature and extent of government grants recognised in financial statements	If at least 75% of the CEBA Loan is repaid prior to December 31, 2023, the remaining balance of the CEBA Loan will be forgiven.